UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☐	Rule 15Ga‑1 under the Exchange Act (17 CFR 240.15Ga‑1) for the reporting period __________ to __________
Date of Report (Date of earliest event reported): __________
Commission File Number of securitizer: __________
Central Index Key Number of securitizer: __________
____________________________________________________________ Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☐
☒	Rule 15Ga‑2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001719429
Central Index Key Number of issuing entity (if applicable): 0001720413
Central Index Key Number of underwriter (if applicable): N/A
DLL Securitization Trust 2017-A
 (Exact name of issuing entity as specified in its charter)
Marc L. Klyman, (312) 609-7773
Name and telephone number, including area code, of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY
 DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX
99.1 Agreed-upon procedures report, dated October 31, 2017, of PricewaterhouseCoopers LLP

SIGNATURE
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date: October 31, 2017
DLL CAPITAL RECEIVABLES 2017-A LLC (Depositor)

By	DLL Finance LLC, as Manager of DLL Capital Receivables 2017-A LLC

By	De Lage Landen Financial Services, Inc., as Managing Member of DLL Finance LLC

By	/s/Peter D. Mullen
Name: Peter D. Mullen
Title: Vice President Chief Financial Officer

By	/s/Craig Rondos
Name: Craig Rondos
Title: Vice President Chief Risk Officer